Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Underlying income
- Net interest income	[1]	€ 13,960	€ 13,647	€ 13,241
- Net fee and commission income	[1]	2,798	2,710	2,433
Income	[1]	18,324	18,590	17,902
Underlying expenditure
- Additions to loan loss provision	[1]	656	676	974
Total underlying expenses	[1]	11,338	10,505	11,588
Result before tax	[1]	6,986	8,085	6,314
Taxation	[1]	2,116	2,539	1,705
Non-controlling interests	[1]	108	82	75
Net result	[1]	4,761	5,464	4,975
Net result IFRS (continuing operations)	[1]	4,869	5,546	4,609
Profit (loss) from discontinued operations	[1]	0	0	441
Underlying [member]
Underlying income
Income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		10,563	10,505	10,430
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Special items [member]
Underlying income
Income			(121)
Underlying expenditure
- Operating expenses		(775)		(1,157)
Net result		775	0	799
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Income		(148)	(817)	(411)
Underlying expenditure
Net result		(58)	(559)	(324)
Insurance Other Excluded From IFRS [Member]
Underlying income
Income		(89)	53	(33)
Underlying expenditure
Net result		(90)	52	(33)
Segments Banking Activities [Member]
Underlying expenditure
Net result		4,672	5,516	4,501
Net result IFRS (continuing operations)		4,761	5,464	4,534
Profit (loss) from discontinued operations				441
Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		13,916	13,714	13,241
- Net fee and commission income		2,803	2,714	2,433
- Total investment and other income		1,369	1,277	1,785
Income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		9,907	9,829	9,456
- Additions to loan loss provision		656	676	974
Total underlying expenses		10,563	10,505	10,430
Result before tax		7,524	7,199	7,028
Taxation		2,028	2,160	1,977
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result		(775)		(799)
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	559	324
Segments Banking Activities [Member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result		90	(52)	33
Retail Netherlands [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		1,764	1,678	1,090
Retail Netherlands [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		3,488	3,610	3,653
- Net fee and commission income		654	601	546
- Total investment and other income		335	257	237
Income		4,476	4,468	4,436
Underlying expenditure
- Operating expenses		2,165	2,212	2,560
- Additions to loan loss provision		(31)	13	171
Total underlying expenses		2,134	2,224	2,731
Result before tax		2,342	2,243	1,705
Taxation		578	566	422
Non-controlling interests				0
Net result		1,764	1,678	1,282
Retail Netherlands [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result				(192)
Retail Belgium [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		390	491	235
Retail Belgium [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		1,830	1,842	1,936
- Net fee and commission income		371	408	385
- Total investment and other income		169	224	253
Income		2,369	2,473	2,573
Underlying expenditure
- Operating expenses		1,610	1,584	1,438
- Additions to loan loss provision		164	104	175
Total underlying expenses		1,774	1,688	1,613
Result before tax		595	785	961
Taxation		199	296	306
Non-controlling interests		6	(2)	1
Net result		390	491	653
Retail Belgium [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result				(418)
Retail Germany [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		646	625	738
Retail Germany [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		1,671	1,704	1,689
- Net fee and commission income		225	215	183
- Total investment and other income		76	(28)	51
Income		1,972	1,891	1,923
Underlying expenditure
- Operating expenses		1,027	1,032	886
- Additions to loan loss provision		(27)	(10)	(18)
Total underlying expenses		1,000	1,022	868
Result before tax		972	869	1,055
Taxation		324	241	315
Non-controlling interests		3	2	2
Net result		646	625	738
Retail Germany [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result				0
Retail Other [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		652	569	608
Retail Other [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		2,690	2,437	2,107
- Net fee and commission income		395	384	320
- Total investment and other income		230	207	432
Income		3,315	3,028	2,859
Underlying expenditure
- Operating expenses		2,033	1,919	1,723
- Additions to loan loss provision		350	284	278
Total underlying expenses		2,383	2,203	2,001
Result before tax		932	825	858
Taxation		200	188	178
Non-controlling interests		80	67	60
Net result		652	569	620
Retail Other [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result				(12)
Wholesale Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		2,113	2,509	2,078
Wholesale Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		3,947	3,895	3,750
- Net fee and commission income		1,161	1,108	1,003
- Total investment and other income		673	919	855
Income		5,781	5,922	5,608
Underlying expenditure
- Operating expenses		2,826	2,792	2,572
- Additions to loan loss provision		200	284	368
Total underlying expenses		3,026	3,076	2,940
Result before tax		2,755	2,846	2,668
Taxation		681	881	753
Non-controlling interests		19	15	11
Net result		2,055	1,950	1,903
Wholesale Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result				(149)
Wholesale Banking [member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	559	324
Corporate Line Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result		(894)	(356)	(248)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income		290	226	106
- Net fee and commission income		(4)	(3)	(3)
- Total investment and other income		(113)	(301)	(44)
Income		173	(78)	59
Underlying expenditure
- Operating expenses		247	290	278
- Additions to loan loss provision		(1)	1
Total underlying expenses		246	291	278
Result before tax		(72)	(369)	(219)
Taxation		47	(13)	2
Non-controlling interests				0
Net result		(119)	€ (356)	(221)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result		€ (775)		€ (27)

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.